Offerings	Aug. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.125% Senior Notes due 2034
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 600,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860
Offering Note

(1)
Guarantee of OneMain Finance Corporation’s 7.125% Senior Notes due 2034 by its direct parent company OneMain Holdings, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended (the “Securities Act”), no separate fee is payable with respect to the guarantee.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 7.125% Senior Notes due 2034
Amount of Registration Fee	$ 0
Offering Note

(1)
Guarantee of OneMain Finance Corporation’s 7.125% Senior Notes due 2034 by its direct parent company OneMain Holdings, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended (the “Securities Act”), no separate fee is payable with respect to the guarantee.